Schedule of Investments - Virtus Newfleet High Yield Bond ETF

April 30, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 86.6%

Communication Services – 8.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,902
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	80,000	68,941
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,204
CSC Holdings LLC, 5.25%, 06/01/24	30,000	29,289
DISH DBS Corp., 5.88%, 11/15/24	30,000	24,859
DISH DBS Corp., 7.75%, 07/01/26	60,000	34,733
Gray Television, Inc., 7.00%, 05/15/27(1)	60,000	48,669
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	22,407
McGraw-Hill Education, Inc., 5.75%, 08/01/28(1)	40,000	35,565
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	40,000	34,436
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	30,482
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	11,916
Total Communication Services		347,403
Consumer Discretionary – 16.7%
Caesars Entertainment, Inc., 6.25%, 07/01/25(1)	10,000	10,021
Caesars Entertainment, Inc., 8.13%, 07/01/27(1)	40,000	40,849
Carnival Corp., 7.63%, 03/01/26(1)	43,000	39,365
Carriage Services, Inc., 4.25%, 05/15/29(1)	45,000	37,339
Churchill Downs, Inc., 6.75%, 05/01/31(1)	30,000	30,234
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	30,232
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/28(1)	5,000	5,025
Ford Motor Co., 3.25%, 02/12/32	95,000	73,760
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	34,694
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/32(1)	30,000	25,629
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	45,000	39,190
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	36,239
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	30,000	25,457
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	46,514
Nordstrom, Inc., 4.25%, 08/01/31	55,000	40,905
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	45,000	32,679
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,203
Scientific Games International, Inc., 7.00%, 05/15/28(1)	50,000	49,942
Station Casinos LLC, 4.50%, 02/15/28(1)	30,000	27,619
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(1)	40,000	37,548
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	52,161
Total Consumer Discretionary		718,605
Security Description	Principal	Value
CORPORATE BONDS (continued)

Consumer Staples – 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, 01/15/27(1)	$55,000	$53,248
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	11,000	11,149
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	18,664
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	42,158
Pilgrim's Pride Corp., 6.25%, 07/01/33	33,000	32,685
Total Consumer Staples		157,904
Energy – 16.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	40,000	38,796
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	40,000	38,884
Chesapeake Energy Corp., 5.50%, 02/01/26(1)	45,000	44,587
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	15,000	14,364
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	65,000	64,772
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,585
DT Midstream, Inc., 4.13%, 06/15/29(1)	50,000	44,368
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	60,000	53,250
EQM Midstream Partners LP, 7.50%, 06/01/30(1)	30,000	29,151
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	5,000	5,012
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	32,731
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	13,881
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	38,876
Nabors Industries Ltd., 7.25%, 01/15/26(1)	40,000	37,758
Occidental Petroleum Corp., 6.13%, 01/01/31	70,000	73,261
Southwestern Energy Co., 5.38%, 02/01/29	25,000	23,595
Transocean, Inc., 11.50%, 01/30/27(1)	13,000	13,318
Transocean, Inc., 8.75%, 02/15/30(1)	25,000	25,250
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	30,000	29,715
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,497
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	55,000	48,787
Total Energy		709,438
Financials – 6.8%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	75,000	71,716
Block, Inc., 3.50%, 06/01/31	35,000	28,551
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	43,421

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)

Financials (continued)
Citigroup, Inc., Series T, 6.25%, (LIBOR + 4.78%), perpetual(2)(3)	$35,000	$34,415
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	40,000	23,213
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	70,000	59,775
OneMain Finance Corp., 6.88%, 03/15/25	35,000	34,295
Total Financials		295,386
Health Care – 9.0%
Adapthealth LLC, 5.13%, 03/01/30(1)	50,000	41,420
Akumin, Inc., 7.00%, 11/01/25(1)	60,000	47,723
Bausch Health Cos., Inc., 6.13%, 02/01/27(1)	5,000	3,608
Bausch Health Cos., Inc., 5.75%, 08/15/27(1)	20,000	13,852
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	15,000	11,114
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	20,000	14,252
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	40,000	33,376
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	16,153
DaVita, Inc., 3.75%, 02/15/31(1)	50,000	40,309
Lannett Co., Inc., 7.75%, 04/15/26(1)(4)	15,000	844
Medline Borrower LP, 5.25%, 10/01/29(1)	65,000	56,287
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	20,000	20,003
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	35,000	18,092
Tenet Healthcare Corp., 6.25%, 02/01/27	30,000	29,892
Tenet Healthcare Corp., 6.13%, 06/15/30(1)	40,000	39,600
Total Health Care		386,525
Industrials – 11.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	45,000	43,438
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	40,000	33,436
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	31,798
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	15,469
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	27,000	26,699
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	10,000	10,424
General Electric Co., Series D, 8.20%, (3-Month USD LIBOR + 3.33%), perpetual*(2)(3)	46,000	46,092
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	35,000	30,114
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,000	9,853
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	32,976
OT Merger Corp., 7.88%, 10/15/29(1)	20,000	11,842
Regal Rexnord Corp., 6.30%, 02/15/30(1)	34,000	34,670
Regal Rexnord Corp., 6.40%, 04/15/33(1)	18,000	18,375
Science Applications International Corp., 4.88%, 04/01/28(1)	50,000	47,242
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	37,172
Transdigm, Inc., 6.75%, 08/15/28(1)	20,000	20,336
TransDigm, Inc., 5.50%, 11/15/27	40,000	38,450
Total Industrials		488,386
Security Description	Principal	Value
CORPORATE BONDS (continued)

Information Technology – 2.6%
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	$35,000	$29,330
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,205
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	26,283
Viasat, Inc., 5.63%, 09/15/25(1)	50,000	47,801
Total Information Technology		112,619
Materials – 7.0%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	55,000	45,375
Avient Corp., 7.13%, 08/01/30(1)	45,000	46,033
Knife River Holding Co., 7.75%, 05/01/31(1)	5,000	5,075
LSB Industries, Inc., 6.25%, 10/15/28(1)	60,000	52,862
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	30,000	28,505
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	47,809
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	45,000	46,070
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	37,000	31,950
Total Materials		303,679
Real Estate – 2.4%
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	53,000	43,510
Iron Mountain, Inc., 4.50%, 02/15/31(1)	50,000	43,539
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	25,000	17,118
Total Real Estate		104,167
Utilities – 2.5%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	27,998
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	25,000	21,148
NRG Energy, Inc., 7.00%, 03/15/33(1)	25,000	25,966
Sunnova Energy Corp., 5.88%, 09/01/26(1)	35,000	31,767
Total Utilities		106,879
Total Corporate Bonds
(Cost $4,054,021)		3,730,991
FOREIGN BONDS – 10.9%
Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	7,209

Consumer Discretionary – 1.0%
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	42,122

Consumer Staples – 0.6%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	25,000	27,728

Energy – 3.4%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	51,704
Enerflex Ltd., 9.00%, 10/15/27 (Canada)(1)	32,000	31,925

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)

Energy (continued)
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	$25,000	$23,499
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	41,216
Total Energy		148,344
Health Care – 1.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	45,000	40,838

Information Technology – 0.7%
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 (Canada)(1)	30,000	31,912

Materials – 3.2%
ArcelorMittal SA, 6.80%, 11/29/32 (Luxembourg)	40,000	41,902
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	65,000	63,099
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	35,000	32,322
Total Materials		137,323
Technology – 0.8%
Ams-Osram AG, 7.00%, 07/31/25 (Austria)(1)	35,000	32,730

Total Foreign Bonds
(Cost $487,339)		468,206
TERM LOANS – 1.4%
Gaming/Leisure – 0.2%
ECL Entertainment LLC, 12.60%, (1-Month USD LIBOR + 7.50%), 05/01/28(2)	9,825	9,843

Health Care – 0.7%
LifePoint Health, Inc., 9.02%, (1-Month USD LIBOR + 3.75%), 11/16/25(2)	30,000	28,296

Manufacturing – 0.5%
Arcline FM Holdings LLC, 13.41%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	25,000	22,875

Total Term Loans
(Cost $63,206)		61,014
MONEY MARKET FUND - 1.8%
JP Morgan U.S. Government Money Market Institutional Shares, 4.71%(5) (Cost $77,311)	77,311	77,311
TOTAL INVESTMENTS - 100.7%
(Cost $4,681,877)		4,337,522
Liabilities in Excess of Other Assets - (0.7)%		(31,398)
Net Assets - 100.0%		$4,306,124

*	Non-income producing security.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $3,356,159, or 77.9% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(3)	Perpetual security with no stated maturity date.
(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(5)	The rate shown reflects the seven-day yield as of April 30, 2023.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

USD —  United States Dollar

Schedule of Investments - Virtus Newfleet High Yield Bond ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$3,730,991	$—	$3,730,991
Foreign Bonds	—	468,206	—	468,206
Term Loans	—	61,014	—	61,014
Money Market Fund	77,311	—	—	77,311
Total	$77,311	$4,260,211	$—	$4,337,522